Commitments and Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Credit Risk [Abstract]
Summary of line of credit facilities
($ in thousands)	2012	2011
Loan commitments and unused lines of credit	$81,399	$75,272
Standby letters of credit	5,698	5,587
Total	$87,097	$80,859